Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Rental revenue	¥ 27,931,490	¥ 42,856,285	¥ 34,052,737
Revenue for expected to be recognized	¥ 5,595,491